BIOLOGICAL ASSETS (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure Of Biological Assets [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	0.50%
Margin rate used as significant input in fair value measurement	10.00%
Discount rate [Member]
Disclosure Of Biological Assets [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	0.50%
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ (145,489)
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 155,191
Margin Rate [Member]
Disclosure Of Biological Assets [Line Items]
Margin rate used as significant input in fair value measurement	10.00%
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ (459,818)
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 459,818